EQUITY - Disclosure of issued and outstanding share capital (net of treasury shares) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Balance at beginning	14,682,272	14,491,171
Exercise of share options	1,703,908	171,945
Treasury shares sold	1,372	1,372
Exercise of employees share options	5,202	5,694
Treasury shares sold upon exercise of employee options		13,462
Balance at ending	16,391,382	14,682,272